Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

8. Goodwill

	March 31, 2020	December 31, 2019

Opening balance	$1,663,385	$262,552
Acquisition of Virtual Generation	—	1,401,608
Impairment charge	—	—
Foreign exchange movements	(113)	(775)
Closing balance	$1,663,272	$1,663,385

Goodwill represents the excess purchase price paid over the fair value of assets acquired, including any other identifiable intangible assets.

On January 30, 2019, the Company acquired Virtual Generation Limited, as disclosed in Note 3 above. The goodwill on acquisition arose as the proceeds paid on acquisition exceeded the fair value of the identifiable assets less assumed liabilities and imputed deferred tax liabilities on identifiable intangible assets by $1,401,608.

The Company evaluates goodwill for impairment on an annual basis during the last month of each year and at an interim date if indications of impairment exist. Goodwill impairment is determined by comparing the fair value of the asset to its carrying amount with an impairment being recognized only when the fair value is less than carrying value and the impairment is deemed to be permanent in nature.

8.	Goodwill

	December 31, 2019	December 31, 2018

Opening balance	$262,552	$260,318
Acquisition of Virtual Generation	1,401,608	—
Impairment charge	—	—
Foreign exchange movements	(775)	2,234
Closing balance	$1,663,385	$262,552

Goodwill represents the excess purchase price paid over the fair value of assets acquired, including any other identifiable intangible assets.

On January 30, 2019, the Company acquired Virtual Generation Limited, as disclosed in Note 3 above. The goodwill on acquisition arose as the Proceeds paid on acquisition exceeded the fair value of the identifiable assets less assumed liabilities and imputed deferred tax liabilities on identifiable intangible assets by $1,401,608.

The Company evaluates goodwill for impairment on an annual basis during the last month of each year and at an interim date if indications of impairment exist. Goodwill impairment is determined by comparing the fair value of the asset to its carrying amount with an impairment being recognized only when the fair value is less than carrying value and the impairment is deemed to be permanent in nature.